CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (Q2) - USD ($)	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class B Ordinary Shares [Member]
Beginning balance at Jul. 26, 2020	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jul. 26, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	(20,851,423)	(20,851,423)
Accretion for Class A ordinary shares to redemption amount		(24,310)	(33,441,137)	(33,465,447)
Ending balance at Dec. 31, 2020	$ 690	0	(54,292,560)	(54,291,870)
Ending balance (in shares) at Dec. 31, 2020	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	5,572,126	5,572,126
Ending balance at Mar. 31, 2021	$ 690	0	(48,720,434)	(48,719,744)
Ending balance (in shares) at Mar. 31, 2021	6,900,000
Beginning balance at Dec. 31, 2020	$ 690	0	(54,292,560)	(54,291,870)
Beginning balance (in shares) at Dec. 31, 2020	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				10,998,009	$ 2,199,602
Ending balance at Jun. 30, 2021	$ 690	0	(46,054,551)	(46,053,861)
Ending balance (in shares) at Jun. 30, 2021	6,900,000
Beginning balance at Dec. 31, 2020	$ 690	0	(54,292,560)	(54,291,870)
Beginning balance (in shares) at Dec. 31, 2020	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	23,194,905	23,194,905	4,638,981
Accretion for Class A ordinary shares to redemption amount		(410,744)	(5,109,256)	(5,520,000)
Ending balance at Dec. 31, 2021	$ 690	0	(36,206,911)	(36,206,221)
Ending balance (in shares) at Dec. 31, 2021	6,900,000
Beginning balance at Mar. 31, 2021	$ 690	0	(48,720,434)	(48,719,744)
Beginning balance (in shares) at Mar. 31, 2021	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	5,425,883	5,425,883	1,085,177
Accretion for Class A ordinary shares to redemption amount		0	(2,760,000)	(2,760,000)
Ending balance at Jun. 30, 2021	$ 690	0	(46,054,551)	(46,053,861)
Ending balance (in shares) at Jun. 30, 2021	6,900,000
Beginning balance at Dec. 31, 2021	$ 690	0	(36,206,911)	(36,206,221)
Beginning balance (in shares) at Dec. 31, 2021	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	8,009,333	8,009,333
Ending balance at Mar. 31, 2022	$ 690	0	(28,197,578)	(28,196,888)
Ending balance (in shares) at Mar. 31, 2022	6,900,000
Beginning balance at Dec. 31, 2021	$ 690	0	(36,206,911)	(36,206,221)
Beginning balance (in shares) at Dec. 31, 2021	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				491,251	98,250
Ending balance at Jun. 30, 2022	$ 690	0	(38,978,430)	(38,977,740)
Ending balance (in shares) at Jun. 30, 2022	6,900,000
Beginning balance at Mar. 31, 2022	$ 690	0	(28,197,578)	(28,196,888)
Beginning balance (in shares) at Mar. 31, 2022	6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 0	0	(7,518,082)	(7,518,082)	$ (1,503,616)
Accretion for Class A ordinary shares to redemption amount		0	(3,262,770)	(3,262,770)
Ending balance at Jun. 30, 2022	$ 690	$ 0	$ (38,978,430)	$ (38,977,740)
Ending balance (in shares) at Jun. 30, 2022	6,900,000